Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	ICL
Entity Registrant Name	ISRAEL CHEMICALS LTD.
Entity Central Index Key	0000941221
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Isuuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,304,890,778
Entity Emerging Growth Company	false